CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 101,183	$ 949
Restricted cash	696
Short-term bank deposits	15,000
Accounts receivable (net of allowance of $1,035 in 2014)	30,808
Prepaid expenses and other current assets	11,468	400
Total Current Assets	159,155	1,349
Property and equipment, net	12,180	2,189
Intangible assets, net	16,890
Goodwill	164,092	27,520
Other assets	3,822
Total Assets	356,139	31,058
Current Liabilities:
Accounts payable (includes $12,823 payable to Perion Network Ltd. at December 31, 2013)	21,173	13,358
Accrued expenses and other liabilities	26,241	1,423
Current maturities of long-term debt	2,300
Deferred revenues	7,323	6,250
Payment obligation related to acquisitions	8,587
Total Current Liabilities	65,624	21,031
Long-Term Liabilities:
Convertible debt	35,752
Payment obligation related to acquisitions	5,058
Other long-term liabilities	3,708
Total Liabilities	110,142	21,031
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.01 par value - Authorized: 120,000,000 shares; Issued: 55,099,601 and 69,548,450 shares at December 31, 2013 and 2014, respectively; Outstanding: 54,753,582 and 69,202,431 shares at December 31, 2013 and 2014, respectively	189	147
Additional paid-in capital	203,984	10,882
Treasury shares at cost (346,019 shares at December 31, 2013 and 2014)	(1,002)	(1,002)
Retained earnings	42,826
Total Shareholders' Equity	245,997	10,027
Total Liabilities and Shareholders' Equity	$ 356,139	$ 31,058